LOANS, FINANCING AND DEBENTURES - Fundraising costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bonds
LOANS, FINANCING AND DEBENTURES
Cost	R$ 434,970
Amortization	266,520
Balance to be amortized	168,450	R$ 164,825
CRA and NCE
LOANS, FINANCING AND DEBENTURES
Cost	125,222
Amortization	125,222
Balance to be amortized		2,696
Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Cost	219,946
Amortization	156,866
Balance to be amortized	63,080	52,162
Debentures
LOANS, FINANCING AND DEBENTURES
Cost	159,675
Amortization	34,012
Balance to be amortized	125,663	102,235
BNDES
LOANS, FINANCING AND DEBENTURES
Cost	81,730
Amortization	55,953
Balance to be amortized	25,777	9,854
IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Cost	81,726
Amortization	3,007
Balance to be amortized	78,719	38,911
Other borrowings
LOANS, FINANCING AND DEBENTURES
Cost	20,912
Amortization	14,113
Balance to be amortized	6,799	598
Total
LOANS, FINANCING AND DEBENTURES
Cost	1,124,181
Amortization	655,693
Balance to be amortized	R$ 468,488	R$ 371,281